CAPITAL AND RESERVES (Tables)	12 Months Ended
Mar. 31, 2023
SCHEDULE OF AUTHORIZED ISSUE UNLIMITED NUMBER OF PAR VALUE SHARES

The Company is authorized to issue an unlimited number of nil par value shares of a single class.

	Shares	Share capital
Issued ordinary shares of US$0.00 each	Number	$
At 31 March 2021	672,816,302	111,629,173
Exercise of warrants	386.512.756	3,470,940
Conversion of CLN	315,086,410	8,876,397
At 31 March 2022	1,374,415,468	123,976,510
Issue of share (IPO) – May 2022	40,625,000	2,500,000
Issue of share (IPO) – Cost of fundraising – May 2022	-	(742,979)
Expenses settled in shares	2,177,500	86,028
Issue of share (IPO) – March 2023	241,574,381	5,741,335
Issue of share (IPO) – Cost of fundraising – March 2023	-	(175,000)
At 31 March 2023	1,658,792,349	131,385,892